Document and Entity Information	12 Months Ended
May. 31, 2015
Document And Entity Information [Abstract]
Current Fiscal Year End Date	--05-31
Entity Registrant Name	GLOBAL PAYMENTS INC
Entity Central Index Key	0001123360
Document Type	8-K
Document Period End Date	May 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015